UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT RD.
         STAMFORD, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP
Phone:     (203) 358-8000

Signature, Place, and Date of Signing:

      /s/ DONALD T. NETTER     STAMFORD, CT     November 14, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $94,600 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGELICA CORP                  COM              034663104     2558   143300 SH       DEFINED 0              143300        0        0
ARGOSY GAMING CO               COM              040228108     3684    78380 SH       DEFINED 0               78380        0        0
ARTESYN TECHNOLOGIES INC       COM              043127109     5130   551663 SH       DEFINED 0              551663        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      602    25000 SH       DEFINED 0               25000        0        0
BROOKS AUTOMATION INC          COM              114340102      407    30500 SH       DEFINED 0               30500        0        0
CHAMPS ENTMT INC DEL           COM              158787101      346    50000 SH       DEFINED 0               50000        0        0
CHECKERS DRIVE-IN RESTAURANT   COM NEW          162809305     3290   215304 SH       DEFINED 0              215304        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     1687    50100 SH       DEFINED 0               50100        0        0
EMERSON RADIO CORP             COM NEW          291087203      190    54200 SH       DEFINED 0               54200        0        0
GILLETTE CO                    COM              375766102     9774   168600 SH       DEFINED 0              168600        0        0
GOLD BANC CORP INC             COM              379907108    14740   989248 SH       DEFINED 0              989248        0        0
HOLLINGER INTL INC             CL A             435569108     2197   224160 SH       DEFINED 0              224160        0        0
I-MANY INC                     COM              44973Q103     1330  1000000 SH       DEFINED 0             1000000        0        0
INFOUSA INC NEW                COM              456818301     7585   714193 SH       DEFINED 0              714193        0        0
JOHNSON OUTDOORS INC           CL A             479167108     2750   165085 SH       DEFINED 0              165085        0        0
KATY INDS INC                  COM              486026107      298   126860 SH       DEFINED 0              126860        0        0
MASSEY ENERGY CORP             COM              576206106     7022   137500 SH       DEFINED 0              137500        0        0
METLIFE INC                    COM              59156R108      445    17500 SH       DEFINED 0               17500        0        0
MORGAN STANLEY                 COM NEW          617446448     2384    44200 SH       DEFINED 0               44200        0        0
NEIMAN MARCUS GROUP INC        CL B             640204301     2956    29608 SH       DEFINED 0               29608        0        0
OFFICEMAX INC DEL              COM              67622P101     3167   100000 SH       DEFINED 0              100000        0        0
PENN ENGR & MFG CORP           COM NON VTG      707389300     4739   253700 SH       DEFINED 0              253700        0        0
PENN ENGR & MFG CORP           CL A             707389102      331    17740 SH       DEFINED 0               17740        0        0
PETROKAZAKHSTAN INC            COM              71649P102     1290    23700 SH       DEFINED 0               23700        0        0
PMA CAP CORP                   CL A             693419202     1779   202667 SH       DEFINED 0              202667        0        0
PROCTER & GAMBLE CO            COM              742718109      239     4025 SH       DEFINED 0                4025        0        0
SLM CORP                       COM              78442P106      312    12800 SH       DEFINED 0               12800        0        0
SPRINT NEXTEL CORP             COM FON          852061100     3567   150000 SH       DEFINED 0              150000        0        0
SYMANTEC CORP                  COM              871503108      492    21723 SH       DEFINED 0               21723        0        0
SYNAGRO TECHNOLOGIES INC       COM NEW          871562203      499   106100 SH       DEFINED 0              106100        0        0
WALTER INDS INC                COM              93317Q105     8072   165000 SH       DEFINED 0              165000        0        0
WHX CORP                       PFD CV SER B     929248300      680    59131 SH       DEFINED 0               59131        0        0
WHX CORP                       PFD CV SER A     929248201       58    28917 SH       DEFINED 0               28917        0        0